Property, Plant and Equipment - Estimated useful lives (Details)	12 Months Ended
Dec. 31, 2020
Buildings
IFRS Statement [Line Items]
Useful life measured as period of time, property, plant and equipment	25 years
Minimum [Member] | Building and improvements
IFRS Statement [Line Items]
Useful life measured as period of time, property, plant and equipment	4 years
Minimum [Member] | Machinery
IFRS Statement [Line Items]
Useful life measured as period of time, property, plant and equipment	4 years
Minimum [Member] | Research and development equipment
IFRS Statement [Line Items]
Useful life measured as period of time, property, plant and equipment	2 years
Minimum [Member] | Office furniture and equipment
IFRS Statement [Line Items]
Useful life measured as period of time, property, plant and equipment	3 years
Minimum [Member] | Others
IFRS Statement [Line Items]
Useful life measured as period of time, property, plant and equipment	2 years
Maximum [Member] | Building and improvements
IFRS Statement [Line Items]
Useful life measured as period of time, property, plant and equipment	16 years
Maximum [Member] | Machinery
IFRS Statement [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
Maximum [Member] | Research and development equipment
IFRS Statement [Line Items]
Useful life measured as period of time, property, plant and equipment	6 years
Maximum [Member] | Office furniture and equipment
IFRS Statement [Line Items]
Useful life measured as period of time, property, plant and equipment	8 years
Maximum [Member] | Others
IFRS Statement [Line Items]
Useful life measured as period of time, property, plant and equipment	15 years